Additional disclosure requirements - Condensed Cash Flow Statements (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
1. Cash flows from operating activities
Consolidated profit	€ 5,809	€ 5,541
Adjustments to profit	13,720	11,307
Net increase/decrease in operating assets	(45,762)	(90,128)
Net increase/decrease in operating liabilities	15,842	83,182
Reimbursements/payments of income tax	(1,504)	(2,516)
CASH FLOWS FROM OPERATING ACTIVITIES	(11,895)	7,386
2. Cash flows from investing activities
Investments (-)	(6,832)	(6,016)
Divestments (+)	4,334	4,364
CASH FLOWS FROM INVESTING ACTIVITIES	(2,498)	(1,652)
3. Cash flows from financing activities
Issuance of own equity instruments	0	0
Disposal of own equity instruments	467	360
Acquisition of own equity instruments	(1,723)	(1,173)
Dividends paid	(963)	(869)
CASH FLOWS FROM FINANCING ACTIVITIES	(2,358)	(7,123)
Effect of exchange rate changes on cash and cash equivalents	1,224	1,976
NET INCREASE/(DECREASE) IN CASH AND CASH EQUIVALENTS	(15,527)	587
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	223,073	210,689
CASH AND CASH EQUIVALENTS AT END OF PERIOD	207,546	211,276
Banco Santander S.A. | Reportable legal entities
1. Cash flows from operating activities
Consolidated profit	3,654	2,431
Adjustments to profit	2,080	(483)
Net increase/decrease in operating assets	(10,186)	(59,337)
Net increase/decrease in operating liabilities	(14,608)	80,616
Reimbursements/payments of income tax	1,134	(287)
CASH FLOWS FROM OPERATING ACTIVITIES	(17,926)	22,940
2. Cash flows from investing activities
Investments (-)	(2,438)	(2,072)
Divestments (+)	4,099	4,440
CASH FLOWS FROM INVESTING ACTIVITIES	1,661	2,368
3. Cash flows from financing activities
Issuance of own equity instruments	0	0
Disposal of own equity instruments	336	202
Acquisition of own equity instruments	(1,622)	(1,067)
Issuance of debt securities	1,500	0
Redemption of debt securities	(438)	(1,203)
Dividends paid	(963)	(869)
Issuance/Redemption of equity instruments	0	0
Other collections/payments related to financing activities	(87)	(158)
CASH FLOWS FROM FINANCING ACTIVITIES	(1,274)	(3,095)
Effect of exchange rate changes on cash and cash equivalents	(429)	448
NET INCREASE/(DECREASE) IN CASH AND CASH EQUIVALENTS	(17,968)	22,661
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	130,083	91,736
CASH AND CASH EQUIVALENTS AT END OF PERIOD	€ 112,115	€ 114,397